Share based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2019
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business
A summary of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business for the years ended December 31, 2017, 2018 and 2019 is presented below:

	Options Outstanding	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (In years)	Average Intrinsic Value (RMB in thousands)
Outstanding as of January 1, 2017	14,457,910	0.84	8.16	28,210
Granted	470,000	1.00	—	—
Exercised	—	—	—	—
Forfeited	(248,436)	1.00	—	—

Outstanding as of December 31, 2017	14,679,474	0.84	7.46	27,036

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(333,780)	0.87	—	—

Outstanding as of December 31, 2018	14,345,694	0.84	6.20	27,885

Granted	—	—	—	—
Exercised	(13,305,789)	0.83	—	—
Forfeited	(228,262)	1.00	—	—

Outstanding as of December 31, 2019	811,643	0.99	5.88	28,327

Vested and expected to vest as of December 31, 2017	14,679,474	0.84	7.46	27,036
Exercisable as of December 31, 2017	9,301,272	0.77	7.46	9,573
Vested and expected to vest as of December 31, 2018	14,345,694	0.84	6.20	27,885
Exercisable as of December 31, 2018	12,121,038	0.81	6.20	16,353
Vested and expected to vest as of December 31, 2019	811,643	0.99	5.88	28,327
Exercisable as of December 31, 2019	691,564	0.99	5.88	1,295

Schedule of estimated fair value of each option grant
The estimated fair value of each option grant is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

For Years Ended December 31, 2017
Expected volatility	34.6% ~ 40.2%
Risk-free interest rate (per annum)	2.02% ~ 3.02%
Exercise multiples	2.2 ~ 2.8
Expected dividend yield	0%
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (US$)	0.45 ~ 2.70

Schedule of activities of the total restricted ordinary shares
The activities of the total restricted ordinary shares for the years ended December 31, 2017, 2018 and 2019 are summarized as below:

	Number of shares	Weighted-Average Grant Date Fair Value (in US$)
Unvested at January 1, 2017	5,803,231	0.59
Granted	—	—
Vested	(2,634,143)	0.57

Unvested at December 31, 2017	3,169,088	0.60

Granted	—	—
Vested	(2,248,136)	0.56
Forfeited	(540,810)	0.45

Unvested at December 31, 2018	380,142	0.50

Granted	1,863,043	0.42
Vested	(634,899)	0.42
Forfeited	(471,009)	0.42

Unvested at December 31, 2019	1,137,277	0.42

Jimu Parent
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business
A summary of activities of the service and performance-based share options granted to the employees and directors of the Company for the year
s
ended December 31, 2018 and 2019 are presented below:

	Options Outstanding	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	(In years)	(RMB in thousands)
Outstanding as of December 31, 2017	—	—	—	—
Granted	17,392,500	0.0001	10	150,062
Exercised	—	—	—	—
Forfeited	(235,936)	0.0001	—	—

Outstanding as of December 31, 2018	17,156,564	0.0001	8.47	152,705

Granted	2,177,917	0.4537	—	—
Exercised	(8,709,085)	0.0001	—	—
Forfeited	(5,047,637)	0.0355	—	—

Outstanding as of December 31, 2019	5,577,759	0.1452	7.68	113,541

Vested and expected to vest as of December 31, 2018	17,156,564	0.0001	8.47	152,705
Exercisable as of December 31, 2018	5,102,237	0.0001	8.47	44,766
Vested and expect to vest as of December 31, 2019	5,577,759	0.1452	7.68	113,541
Exercisable as of December 31, 2019	1,655,773	0.2356	7.68	8,993

Schedule of estimated fair value of each option grant
The estimated fair value of option granted in 2018 and 2019 is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

For the year ended December 31, 2018 and 2019
Expected volatility	37.6%~39.9%
Risk-free interest rate (per annum)	1.78%~2.89%
Exercise multiples	2.2
Expected dividend yield	0%
Expected term (in years)	3~10
Fair value of the underlying shares on the date of option grants (in US$)	0.42~1.59